Segment Information	6 Months Ended
Jun. 30, 2023
Disclosure of operating segments [abstract]
Segment Information
Note 3: Segment Information
The Company is organized as five reportable segments, reflecting how the businesses are managed. The segments offer products and services to target customers as described below.
Legal Professionals
The Legal Professionals segment serves law firms and governments with research and workflow products, focusing on intuitive legal research powered by emerging technologies and integrated legal workflow solutions that combine content, tools and analytics.
Corporates
The Corporates segment serves corporate customers from small businesses to multinational organizations, including the seven largest global accounting firms, with the Company’s full suite of content-driven technology solutions for in-house
legal, tax, regulatory, compliance and IT professionals.
Tax & Accounting Professionals
The Tax & Accounting Professionals segment serves tax, accounting and audit professionals in accounting firms (other than the seven largest, which are served by the Corporates segment) with research and workflow products, focusing on intuitive tax offerings and automating tax workflows.
Reuters News
The Reuters News segment supplies business, financial and global news to the world’s media organizations, professionals and news consumers through Reuters News Agency, Reuters.com, Reuters Events, Thomson Reuters products and to financial market professionals exclusively via London Stock Exchange Group (“LSEG”) products.
Global Print
The Global Print segment provides legal and tax information primarily in print format to customers around the world.
The Company also reports “Corporate costs”, which includes expenses for corporate functions. In 2022, Corporate costs also included expenses related to the Change Program (see note 5). Corporate costs does not qualify as a reportable segment.

	Three months ended June 30,		Six months ended June 30,

	2023	2022	2023	2022
Revenues
Legal Professionals	705	700	1,419	1,398
Corporates	392	373	827	784
Tax & Accounting Professionals	229	217	511	470
Reuters News	194	188	369	364
Global Print	133	142	271	284
Eliminations/Rounding	(6)	(6)	(12)	(12)
Revenues	1,647	1,614	3,385	3,288

Adjusted EBITDA
Legal Professionals	345	304	663	609
Corporates	163	139	317	296
Tax & Accounting Professionals	89	81	238	203
Reuters News	45	44	74	81
Global Print	53	50	103	103
Total reportable segments adjusted EBITDA	695	618	1,395	1,292
Corporate costs	(33)	(57)	(56)	(131)
Fair value adjustments (1)	(5)	12	(18)	5
Depreciation	(29)	(38)	(59)	(76)
Amortization of computer software	(127)	(121)	(245)	(235)
Amortization of other identifiable intangible assets	(23)	(25)	(48)	(51)
Other operating gains, net	347	2	364	1

Operating profit	825	391	1,333	805
Net interest expense	(34)	(49)	(89)	(97)
Other finance (costs) income	(102)	320	(192)	414
Share of post-tax earnings (losses) in equity method investments	419	(825)	989	(27)
Tax (expense) benefit	(219)	92	(415)	(148)
Earnings (loss) from continuing operations	889	(71)	1,626	947

(1)	The three and six months ended June 30, 2023 includes $4 million and $13 million, respectively, of acquired deferred revenue (2022 - nil).

Reuters
News revenues included $6 million (2022 - $6 million) and $12 million (2022 - $12 million) in the three and six months ended June 30, 2023, respectively, primarily from content-related services that it provided to the Legal Professionals, Corporates and Tax & Accounting Professionals segments.
In accordance with IFRS 8,
Operating Segments
, the Company discloses certain information about its reportable segments based upon measures used by management in assessing the performance of those reportable segments. These measures are defined below and may not be comparable to similar measures of other companies.
Segment Adjusted
EBITDA

●
Segment adjusted EBITDA represents earnings or loss from continuing operations before tax expense or benefit, net interest expense, other finance costs or income, depreciation, amortization of software and other identifiable intangible assets, the Company’s share of post-tax
earnings or losses in equity method investments, other operating gains and losses, certain asset impairment charges, corporate related items and fair value adjustments, including those related to acquired deferred revenue.

●	The Company does not consider these excluded items to be controllable operating activities for purposes of assessing the current performance of the reportable segments.
●
Each segment includes an allocation of costs, based on usage or other applicable measures, for centralized support services such as technology, customer service, commercial policy, facilities management, and product and content development. Additionally, product costs are allocated when one segment sells products managed by another segment.